Convertible redeemable preferred shares - Movement of the Series A Preferred Shares (Details) - Series A Preferred Shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of the Series A Preferred Shares
Balance at the beginning	¥ 476,112	¥ 249,864	¥ 164,403
Change in fair value	(136,656)	226,248	85,461
Converted into ordinary share upon initial public offering	(339,456)
Balance at the end		476,112	249,864
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ (136,656)	¥ 226,248	¥ 85,461